INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Reconciliation of Adjusted Operating ncome to Net Income (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Reconciliation between adjusted operating income and net income
Adjusted operating income	$ 211.8	RUB 12,847	RUB 9,593	RUB 15,323
Less: share-based compensation expense	(56.4)	(3,422)	(2,718)	(1,210)
Add: interest income, net	27.3	1,655	1,744	856
Add: other income, net	(56.0)	(3,395)	2,259	6,296
Less: goodwill impairment			(576)
Less: amortization expenses of acquisition related intangible assets	(32.2)	(1,952)	(1,594)	(1,004)
Less: compensation expense related to contingent consideration	(4.1)	(245)	(291)	(35)
Less: provision for income taxes	(71.3)	(4,324)	(3,917)	(5,455)
Net income	111.8	6,783	9,679	17,020
Acquisition-related intangible assets
Reconciliation between adjusted operating income and net income
Less: amortization expenses of acquisition related intangible assets	(8.0)	(488)	(502)	(242)
Operating Segments
Reconciliation between adjusted operating income and net income
Adjusted operating income	$ 280.3	RUB 17,002	RUB 13,680	RUB 16,810